UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C.  20549

	                                          FORM 13F

	                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number :
This Amendment (Check only one.)  [ ] is a restatement.
	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bryn Mawr International, Inc.
Address:	One Town Place
		Suite 200
		Bryn Mawr, PA  19010-3495

13F File Number:	28-05687
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:			Kelli P. Byrne
Title:			Assistant Vice President
Phone:			484-380-8107
Signature, Place and Date of Signing:

		Kelli P. Byrne		  Bryn Mawr, PA   	8/12/2003

Report Type (Check only one.):

[X]			13F HOLDINGS REPORT.

[ ]			13F NOTICE.

[ ]			13F COMBINATION REPORT.


List of Other Managers Reporting to this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:				0

Form 13F Information Table Entry Total:				94

Form 13F Information Table Value Total(x$1000): 		$153,010

Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.		13F File Number			Name
00

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